Taxes (Details) - Schedule of Income Before Income Tax - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Before Income Tax [Abstract]
Loss before income tax expense from China	$ (326,101)	$ (7,658,140)
Loss before income tax expense from outside of China	(406,912)	(3,985,666)
Loss Before Income Taxes	$ (733,013)	$ (11,643,806)